Income Taxes - Changes in Deferred Net Income Tax Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	$ 380.8	$ 732.6
Amounts recorded in the consolidated statement of earnings	105.0	(230.3)
Amounts recorded in total equity	26.5	(20.7)
Acquisitions of subsidiaries (note 23)	6.4	(101.5)
Deconsolidation of subsidiary (note 23)	(17.2)
Foreign exchange effect and other	(3.6)	0.7
Deferred tax asset, ending balance	497.9	380.8
Operating and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	187.7	188.8
Amounts recorded in the consolidated statement of earnings	(67.6)	(41.2)
Amounts recorded in total equity	5.0	0.0
Acquisitions of subsidiaries (note 23)	1.4	33.1
Deconsolidation of subsidiary (note 23)	(6.1)
Foreign exchange effect and other	(13.0)	7.0
Deferred tax asset, ending balance	107.4	187.7
Provision for losses and loss adjustment expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	131.3	182.3
Amounts recorded in the consolidated statement of earnings	5.3	(72.3)
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	0.0	20.5
Deconsolidation of subsidiary (note 23)	0.0
Foreign exchange effect and other	(1.9)	0.8
Deferred tax asset, ending balance	134.7	131.3
Provision for unearned premiums
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	91.9	126.6
Amounts recorded in the consolidated statement of earnings	5.5	(15.0)
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	(0.8)	(19.8)
Deconsolidation of subsidiary (note 23)	0.0
Foreign exchange effect and other	0.2	0.1
Deferred tax asset, ending balance	96.8	91.9
Deferred premium acquisition costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	(66.7)	(120.0)
Amounts recorded in the consolidated statement of earnings	(15.6)	(0.6)
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	1.4	53.6
Deconsolidation of subsidiary (note 23)	0.0
Foreign exchange effect and other	(0.2)	0.3
Deferred tax asset, ending balance	(81.1)	(66.7)
Intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	(443.5)	(347.6)
Amounts recorded in the consolidated statement of earnings	11.2	111.0
Amounts recorded in total equity	0.0	0.0
Acquisitions of subsidiaries (note 23)	(4.7)	(195.2)
Deconsolidation of subsidiary (note 23)	4.2
Foreign exchange effect and other	13.2	(11.7)
Deferred tax asset, ending balance	(419.6)	(443.5)
Investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	177.5	331.9
Amounts recorded in the consolidated statement of earnings	128.8	(140.1)
Amounts recorded in total equity	7.6	(15.5)
Acquisitions of subsidiaries (note 23)	0.0	0.9
Deconsolidation of subsidiary (note 23)	0.0
Foreign exchange effect and other	1.0	0.3
Deferred tax asset, ending balance	314.9	177.5
Tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	118.1	224.3
Amounts recorded in the consolidated statement of earnings	1.1	(106.0)
Amounts recorded in total equity	0.0	(0.1)
Acquisitions of subsidiaries (note 23)	0.0	0.0
Deconsolidation of subsidiary (note 23)	0.0
Foreign exchange effect and other	(0.3)	(0.1)
Deferred tax asset, ending balance	118.9	118.1
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, beginning balance	184.5	146.3
Amounts recorded in the consolidated statement of earnings	36.3	33.9
Amounts recorded in total equity	13.9	(5.1)
Acquisitions of subsidiaries (note 23)	9.1	5.4
Deconsolidation of subsidiary (note 23)	(15.3)
Foreign exchange effect and other	(2.6)	4.0
Deferred tax asset, ending balance	$ 225.9	$ 184.5